Expense Example {- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-13 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Multi-Asset Income Fund: Class A
Expense Example:
1 year	$ 508
3 years	741
5 years	994
10 years	1,716
Fidelity Advisor Multi-Asset Income Fund: Class M
Expense Example:
1 year	508
3 years	741
5 years	994
10 years	1,716
Fidelity Advisor Multi-Asset Income Fund: Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	2,159
Fidelity Advisor Multi-Asset Income Fund-Class I
Expense Example:
1 year	85
3 years	265
5 years	460
10 years	1,025
Fidelity Advisor Multi-Asset Income Fund: Class Z
Expense Example:
1 year	78
3 years	245
5 years	427
10 years	$ 953